FINANCIAL INSTRUMENTS - Company's financial instruments according to the fair value hierarchy (Details) - Recurring fair value measurement - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Level 1 | Investments
SECURED NOTES
Financial assets fair value	$ 8,895,559	$ 779,019
Level 2 | Investments
SECURED NOTES
Financial assets fair value		147,000
Level 2 | Secured notes
SECURED NOTES
Financial assets fair value		$ 2,817,554